INVESTMENTS IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Equity Method And Other Investments [Abstract]
Schedule Of Equity Method And Other Investments
EQUITY METHOD AND OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	Investment at December 31,
	2012	2011
Sempra Mexico:
Gasoductos de Chihuahua	$340	$302
Sempra Renewables:
Auwahi Wind	72	11
Cedar Creek 2 Wind Farm	93	95
Fowler Ridge 2 Wind Farm	47	50
Flat Ridge 2 Wind Farm	291	146
Mehoopany Wind Farm	89	88
Sempra Natural Gas:
Rockies Express Pipeline LLC	361	800
Parent and other:
RBS Sempra Commodities LLP	126	126
Other	8	11
Total equity method investments	1,427	1,629
Other(1)	89	42
Total	$1,516	$1,671
(1)	Other includes Sempra South American Utilities' $11 million in real estate investments at both December 31, 2012 and 2011, and Sempra Natural Gas' $74 million and $21 million investment in industrial development bonds at Mississippi Hub at December 31, 2012 and 2011, respectively.

Schedule Of Equity Earnings [Abstract]
Schedule Of Equity Earnings
EQUITY METHOD INVESTMENTS ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Years ended December 31,
	2012		2011		2010
Earnings (losses) recorded before income tax:
Parent and other:
Impairments	$	―		$(16)		$(305)
Other equity losses		―		(8)		(9)
Total RBS Sempra Commodities LLP	$	―		$(24)		$(314)
Sempra Natural Gas:
Impairment		$(400)	$	―	$	―
Income tax make-whole payment received		41		―		―
Other equity earnings		47		43		43
Total Rockies Express Pipeline LLC		$(312)		$43		$43
Sempra Renewables:
Cedar Creek 2 Wind Farm		$(4)		$(2)	$	―
Fowler Ridge 2 Wind Farm		(3)		(4)		1
Flat Ridge 2 Wind Farm		1		―		―
Sempra Natural Gas:
Elk Hills Power		―		―		(13)
Parent and other:
Other		(1)		(4)		(9)
Total other		$(7)		$(10)		$(21)

Earnings (losses) recorded net of income tax:
Sempra South American Utilities:
Sodigas Pampeana and Sodigas Sur	$	―		$(1)		$(44)
Chilquinta Energía(1)		―		12		33
Luz del Sur(1)		―		12		41
Sempra Mexico:
Gasoductos de Chihuahua		36		29		19
		$36		$52		$49
(1)	These investments were accounted for under the equity method until April 6, 2011, when they became consolidated entities upon our acquisition of additional ownership interests.